Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income	€ 3,237	€ 2,784	[1],[2]	€ 6,279
Attributable to equity holders of Sanofi	3,184	2,764	[3]	6,223
Attributable to non-controlling interests	53	20	[4]	56 [4]
Other comprehensive income:
Actuarial gains/(losses)	1,110	309	[2]	686
Change in fair value of equity instruments included in financial assets and financial liabilities	13	67	[2]	165
Tax effects	(336)	(10)	[2]	(54)
Items not subsequently reclassifiable to profit or loss	787	366	[2]	797
Change in fair value of debt instruments included in financial assets	(52)	(17)	[2]	(21)
Change in fair value of cash flow hedges	(17)	(4)	[2]	(6)
Change in currency translation differences	3,435	1,061	[2]	2,459
Tax effects	97	34	[2]	78
Items subsequently reclassifiable to profit or loss	3,463	1,074	[2]	2,510
Other comprehensive income for the period, net of taxes	4,250	1,440	[1],[2]	3,307
Comprehensive income	7,487	4,224	[1],[2]	9,586
Attributable to equity holders of Sanofi	7,415	4,202	[2]	9,519
Attributable to non-controlling interests	€ 72	€ 22	[2]	€ 67

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.
[3]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.
[4]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.